ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Interest payable	$ 1,381	$ 1,522
Accrued operating expenses	1,178	104
Accrued voyage expenses	57	33
Accrued expenses	$ 2,616	$ 1,659